PRODUCT INFORMATION NOTICE DATED FEBRUARY 12, 2021
to the following variable annuity contracts
Personal Retirement Manager Select III            Personal Retirement Manager Series II
Huntington Personal Retirement Manager Series II        Personal Retirement Manager Select II
Personal Retirement Manager Series I            Leaders V
Leaders Access V                    Leaders Advisory I
Huntington Personal Retirement Manager Series I        Huntington Leaders III
Personal Retirement Manager Select I            Leaders Select III

ISSUED BY:
Talcott Resolution Life Insurance Company Separate Account Seven

Personal Retirement Manager Foundation O-Share        Personal Retirement Manager Series II
Personal Retirement Manager VA II                Personal Retirement Manager Series I
Leaders V                        Leaders Access V                    Leaders Advisory I                    Personal Retirement Manager VA I
Leaders V-A                        Personal Retirement Manager Foundation II
Personal Retirement Manager Foundation Edge II        Leaders Foundation II
Leaders Foundation Edge II

ISSUED BY:
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

This product information notice should be retained for future reference.

Invesco V.I. Mid Cap Core Equity Fund
Effective on or about April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund is changing to “Invesco V.I. Main Street Mid Cap Fund.”

Putnam VT Equity Income Fund
Effective on or about April 30, 2021, the Putnam VT Equity Income Fund’s name is changing to “Putnam VT Large Cap Value Fund.”

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